Maturity of Financial Assets and Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)
Disclosure Of Maturity Of Assets And Liabilities Explanatory [Abstract]
Receivables at amortised cost, amount of allowance	$ 1,051,434	$ 1,036,793
Debt instruments at amortized cost	711
Receivables at fvoci, amount of allowance	$ 268		$ 1,354